Summary Of Significant Accounting Policies (Summary Of Changes In Goodwill) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 01, 2012	Dec. 31, 2012
Goodwill [Line Items]
Balance	$ 28,223,000	$ 28,152,000	$ 1,679,000
Goodwill acquired during year	2,697,000	552,000
Reclassifications to utility plant acquisition adjustment	(302,000)	(481,000)
Other	566,000
Balance	31,184,000	28,223,000	1,679,000
Regulated Segment [Member]
Goodwill [Line Items]
Balance	24,102,000	24,031,000
Goodwill acquired during year	182,000	552,000
Reclassifications to utility plant acquisition adjustment	(302,000)	(481,000)
Other	582,000
Balance	24,564,000	24,102,000
Other Segment [Member]
Goodwill [Line Items]
Balance	4,121,000			4,121,000
Goodwill acquired during year	2,515,000
Other	(16,000)
Balance	$ 6,620,000			$ 4,121,000